UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 Form 13F

                           Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Instituional Investment Manager Filing this Report:

Name:          BAMCO, INC.
Address:       767 Fifth Avenue, 49th floor
               New York, NY 10153

Form 13F File Number:    28-2116


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Ronald Baron
Title:         Chief Executive Officer and Chairman
Phone:         (212) 583-2000

Signature, Place, and Dating of Signing:

/s/ Ronald Baron         New York, NY        November 3, 1999
-----------------       --------------       ----------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-1678                  BARON CAPITAL MANAGEMENT, INC.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     1

Form 13F Information Table Entry Total:              117

Form 13F Information Table Value Total:      $ 8,195,737
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.            Form 13F File Number          Name

     01             28-1678                       BARON CAPITAL MANAGMENT, INC.

                                                  FORM 13F INFORMATION TABLE

             ITEM 1:               ITEM 2:    ITEM 3:  ITEM 4:      ITEM 5:       ITEM 6:   ITEM 7:             ITEM 8:
---------------------------------  -------  ---------- ------- ------------------ -------  --------  ----------------------------
                                    TITLE
                                      OF                VALUE   SHARES/   SH/ PUT/ INVSTMT   OTHER           VOTING AUTHORITY
         NAME OF ISSUER             CLASS     CUSIP    (x1000)  PRN AMT   PRN CALL DSCRETN  MANAGERS    SOLE      SHARED      NONE
---------------------------------  -------  ---------- -------  --------  --- ---- -------  --------  --------   --------   -------

ALEXANDER'S INC.                   COM      014752109    39215    542300  SH       DEFINED  01                     542300
AMERICAN CLASSIC VOYAGES CO.       COM      024928103     3097    135000  SH       DEFINED                         135000
AMERICAN MOBILE SATELLITE CORP.    COM      02755R103    90757   5186100  SH       DEFINED  01          497300    4688800
AMERICAN TOWER CORP.               CL  A    029912201   119374   6102200  SH       DEFINED  01          295000    5807200
AMF BOWLING INC.                   COM      03113V109    49272  11944753  SH       DEFINED  01          146000   11798753
APOLLO GROUP INC.                  CL  A    037604105   142699   6755000  SH       DEFINED  01           40000    6715000
AURORA FOODS INC.                  COM      05164B106    44437   2777300  SH       DEFINED  01                    2777300
AVATAR HOLDINGS INC.               COM      053494100    16245    855026  SH       DEFINED  01                     855026
AVTEAM INC.                        CL  A    054527205     5156    750000  SH       DEFINED                         750000
AZURIX CORPORATION                 COM      05501M104    35757   2080400  SH       DEFINED  01                    2080400
BRASS EAGLE INC.                   COM      10553F106      164     12500  SH       DEFINED  01           10000       2500
BRISTOL HOTEL & RESORTS INC.       COM      110041100    19700   2865400  SH       DEFINED  01                    2865400
BUDGET GROUP INC.                  CL  A    119003101    21332   3020450  SH       DEFINED  01                    3020450
CALIBER LEARNING NETWORK INC.      COM      129914107     1966    953300  SH       DEFINED  01                     953300
CAREER EDUCATION CORP.             COM      141665109    26938    928900  SH       DEFINED  01                     928900
CARIBINER INTERNATIONAL INC.       COM      141888107     8687   1000000  SH       DEFINED                        1000000
CASELLA WASTE SYSTEMS INC.         CL  A    147448104     6174    370000  SH       DEFINED                         370000
CD RADIO INC.                      COM      125127100    27349   1072500  SH       DEFINED  01                    1072500
CENTENNIAL CELLULAR CORP.          CL  A    15133V208     3408     75000  SH       DEFINED                          75000
CENTRAL PARKING CORP.              COM      154785109    21703    742000  SH       DEFINED  01                     742000
CENTURY COMMUNICATIONS CORP.       CL  A    156503104    79752   1748000  SH       DEFINED  01                    1748000
CHARLES SCHWAB CORP.               COM      808513105  1025529  30442410  SH       DEFINED  01         2880000   27562410
CHOICE HOTELS INTERNATIONAL INC.   COM      169905106   332527  19417613  SH       DEFINED  01         1303600   18114013
CHOICEPOINT INC.                   COM      170388102   171395   2543900  SH       DEFINED  01                    2543900
CITADEL COMMUNICATIONS CORP.       COM      172853202    30218    885500  SH       DEFINED  01                     885500
CITIZEN UTILITIES CO. DEL          SERIES B 177342201   109814   9707300  SH       DEFINED  01                    9707300
COMMONWEALTH TELEPHONE ENTERPRISE  COM      203349105    31539    716799  SH       DEFINED  01                     716799
COMMNET CELLULAR INC.              COM      202604203    10959    350000  SH       DEFINED                         350000
CORECOMM LTD.(BERMUDA)             ORD      G2422R109   119537   3629200  SH       DEFINED  01                    3629200
CORPORATE EXECUTIVE BOARD CO.      COM      21988R102    17319    425000  SH       DEFINED                         425000
COUNSEL CORP.                      COM      22226R102     8386   2484800  SH       DEFINED  01                    2484800
COX RADIO INC.                     CL  A    224051102    54026    908000  SH       DEFINED  01                     908000
CROSS TIMBERS OIL COMPANY          COM      227573102    66060   4893350  SH       DEFINED  01                    4893350
CROWN CASTLE INTERNATIONAL CORP.   COM      228227104     3351    179000  SH       DEFINED  01                     179000
DBT ONLINE INC.                    COM      233044106      993     39800  SH       DEFINED  01                      39800
DEVRY INC.                         COM      251893103   146954   7347700  SH       DEFINED  01          400000    6947700
DONALDSON LUFKIN & JENRETTE DIRECT COM      257661504      229     15000  SH       DEFINED  01                      15000
DOLLAR TREE STORES INC.            COM      256747106   188886   4729536  SH       DEFINED  01                    4729536
DVI INC.                           COM      233343102    50633   3092100  SH       DEFINED  01          200000    2892100
EDUCATION MANAGEMENT CORP.         COM      28139T101    61677   4984000  SH       DEFINED  01                    4984000
EL PASO ELECTRIC COMPANY           COM NEW  283677854     9000   1000000  SH       DEFINED                        1000000
ELECTRIC LIGHTWAVE INC.            CL  A    284895109    14273   1077200  SH       DEFINED  01                    1077200
ENTERCOM COMMUNICATIONS CORP.      CL  A    293639100     7200    200000  SH       DEFINED                         200000
EQUITY MARKETING INC.              COM      294724109     4425    300000  SH       DEFINED                         300000
ETHAN ALLEN INTERIORS INC.         COM      297602104    72183   2269000  SH       DEFINED  01                    2269000
EXTENDED STAY OF AMERICA           COM      30224P101     5940    660000  SH       DEFINED  01                     660000
FELCOR LODGING TRUST INC.          COM      31430F101     6877    393000  SH       DEFINED  01                     393000
FLEXTRONICS INTERNATIONAL LTD.     ORD      Y2573F102   208922   3590494  SH       DEFINED  01           10000    3580494
FOUR SEASONS HOTEL INC.            LTD VTG  35100E104    57388   1569600  SH       DEFINED  01                    1569600
GABELLI ASSET MANAGEMENT INC.      CL  A    36239Y102    10598    686500  SH       DEFINED  01                     686500
HCR MANOR CARE INC.                COM      404134108   233092  13561700  SH       DEFINED  01         1195000   12366700
HEIDRICK & STRUGGLES INT'L INC.    COM      422819102    14202    745000  SH       DEFINED  01                     745000
HIGH SPEED ACCESS CORP.            COM      42979U102     4587    200000  SH       DEFINED                         200000
HISPANIC BROADCASTING CORP.        CL  A    43357B104   240585   3160400  SH       DEFINED  01                    3160400
HYPERION TELECOMMUNICATION INC.    CL  A    44914K306     3722    150000  SH       DEFINED                         150000
INDUSTRIE NATUZZI Sp.A.            ADR      456478106   173666   8849200  SH       DEFINED  01           75000    8774200
INSIGHT COMMUNICATIONS             CL  A    45768V108     2862    100000  SH       DEFINED                         100000
INTRAWEST CORP.                    COM      460915200     5361    323700  SH       DEFINED  01                     323700
INVESTMENT TECHNOLOGY GROUP INC.   COM      46145F105     4600    200000  SH       DEFINED                         200000
IRON MOUNTAIN INC. DEL.            COM      46284P104    51641   1524450  SH       DEFINED  01                    1524450
IT GROUP INC.                      COM      465266104    12909   1350000  SH       DEFINED                        1350000
ITT EDUCATIONAL SERVICES INC.      COM      45068B109    48857   2505500  SH       DEFINED  01                    2505500
KENNETH COLE PRODUCTIONS INC.      CL  A    193294105    29993    802500  SH       DEFINED  01                     802500
KIMCO REALTY CORP.                 COM      49446R109    34499    965000  SH       DEFINED  01                     965000
KRONOS INC.                        COM      501052104     2201     60000  SH       DEFINED                          60000
KTI INC.                           COM NEW  482689205     1842    235800  SH       DEFINED                         235800
LAMAR ADVERTISING CO.              CL  A    512815101    22201    448500  SH       DEFINED  01                     448500
LEARNING TREE INTERNATIONAL INC.   COM      522015106    42279   2552700  SH       DEFINED  01                    2552700
LIBBEY INC.                        COM      529898108   113419   3836600  SH       DEFINED  01                    3836600
LOEWS CINEPLEX ENTERTAINMENT CORP. COM      540423100     7875   1000000  SH       DEFINED                        1000000
MCLEOD USA INC.                    COM      582266102     1277     30000  SH       DEFINED  01           20000      10000
MEDALLION FINANCIAL CORP.          COM      583928106     9918    489800  SH       DEFINED  01                     489800
MIRAGE RESORTS INC.                COM      60462E104   136939   9737850  SH       DEFINED  01                    9737850
MORTONS RESTAURANT GROUP INC.      COM      619429103     8428    479900  SH       DEFINED                         479900

             ITEM 1:               ITEM 2:    ITEM 3:  ITEM 4:      ITEM 5:       ITEM 6:   ITEM 7:             ITEM 8:
---------------------------------  -------  ---------- ------- ------------------ -------  --------  ----------------------------
                                    TITLE
                                      OF                VALUE   SHARES/   SH/ PUT/ INVSTMT   OTHER           VOTING AUTHORITY
         NAME OF ISSUER             CLASS     CUSIP    (x1000)  PRN AMT   PRN CALL DSCRETN  MANAGERS    SOLE      SHARED      NONE
---------------------------------  -------  ---------- -------  --------  --- ---- -------  --------  --------   --------   --------

NTL INC.                           COM      629407107   442643   4606370  SH       DEFINED  01          255333    4351037
O.M. GROUP INC.                    COM      670872100   127572   3324350  SH       DEFINED  01                    3324350
OUTDOOR SYSTEMS INC                COM      690057104    10099    282500  SH       DEFINED  01                     282500
PENTON MEDIA INC.                  COM      709668107     6500    400000  SH       DEFINED                         400000
PINNACLE HOLIDNGS INC.             COM      72346N101     2612    100000  SH       DEFINED                         100000
POLO RALPH LAUREN CORP             CL  A    731572103   214039  11932500  SH       DEFINED  01                   11932500
POST PROPERTIES INC.               COM      737464107    11670    296864  SH       DEFINED  01                     296864
PREMIER PARKS INC                  COM NEW  740540208   140563   4847000  SH       DEFINED  01                    4847000
PROVINCE HEALTHCARE CO             COM      743977100     8337    725000  SH       DEFINED                         725000
PRISON REALTY TRUST INC.           COM      74264N105    15147   1409012  SH       DEFINED  01                    1409012
RADIO ONE INC.                     CL  A    75040P108    30793    742000  SH       DEFINED  01                     742000
RCN CORP.                          COM      749361101    23595    575500  SH       DEFINED  01                     575500
RESORTQUEST INTERNATIONAL INC.     COM      761183102     8288    890000  SH       DEFINED                         890000
ROBERT HALF INTERNATIONAL INC.     COM      770323103   228663   9527606  SH       DEFINED  01          727000    8800606
RURAL CELLULAR CORP.               CL  A    781904107    36700    800000  SH       DEFINED                         800000
SAGA COMMUICATIONS CORP.           CL  A    786598102   113268   4924712  SH       DEFINED  01          575150    4349561
SBA COMMUNICATIONS CORP.           COM      78388J106     5792    532600  SH       DEFINED  01                     532600
SEACOR SMIT INC.                   COM      811904101    92957   1813800  SH       DEFINED  01                    1813800
SFX ENTERTAINMENT                  CL  A    784178105    24979    819000  SH       DEFINED  01                     819000
SMART & FINAL                      COM      831683107    69099   6909886  SH       DEFINED  01                    6909886
SOTHEBY'S HOLDINGS INC.            CL  A    835898107   612544  23730500  SH       DEFINED  01          842500   22888000
SOUTHERN UNION COMPANY             COM      844030106    66040   3475810  SH       DEFINED  01                    3475810
SPIEKER PPTY'S INC.                COM      848497103    93663   2700200  SH       DEFINED  01                    2700200
STEIN MART INC.                    COM      858375108    14219   1995700  SH       DEFINED  01                    1995700
STEINER LEISURE LTD                ORD      P8744Y102     4125    165000  SH       DEFINED                         165000
STORAGE USA                        COM      861907103     4125    150000  SH       DEFINED                         150000
STRATEGIC DISTRIBUTION             COM      862701208     1562    500000  SH       DEFINED                         500000
SUN COMMUNITIES                    COM      866674104    19275    583000  SH       DEFINED  01                     583000
SUN INTERNATIONAL HOTELS LTD.      ORD      P8797T133   136421   5713950  SH       DEFINED  01          240200    5473750
SUNBURST HOSPITALITY CORP          COM      866948102    32376   5232494  SH       DEFINED  01           65333    5167161
TAUBMAN CENTERS INC                COM      876664103     8280    720000  SH       DEFINED                         720000
THE SPORTS CLUB COMPANY            COM      84917P100     6164   1232800  SH       DEFINED                        1232800
TIME WARNER TELECOMMUNICATION INC. COM      887319101      417     20000  SH       DEFINED                          20000
TODD AO CORPORATION                CL  A    888896107     9000    600000  SH       DEFINED                         600000
UNITED GLOBAL.COM                  CL  A    910734102   160146   2235900  SH       DEFINED  01                    2235900
UNITED RENTALS INC.                COM      911363109    12376    569000  SH       DEFINED  01                     569000
UNIVISION COMMUNICATIONS           CL  A    914906102    85712   1053300  SH       DEFINED  01                    1053300
VAIL RESORTS INC.                  COM      91879Q109   273197  11982100  SH       DEFINED  01          133000    1803100
WESTWOOD ONE INC.                  COM      961815107   125860   2789150  SH       DEFINED  01                    2789150
WILLIAMS SONOMA                    COM      969904101    47528    978700  SH       DEFINED  01                     978700
WINK COMMUNICATIONS                COM      974168106     2599     59500  SH       DEFINED                          59500
YANKEE CANDLE INC.                 COM      984757104    18579    962000  SH       DEFINED  01                     962000
YOUNG BROADCASTING INC.            CL  A    987434107    51238    978300  SH       DEFINED  01                     978300
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